SCHEDULE OF CAPITALIZED SOFTWARE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Capitalized Software
Capitalized software	$ 4,205,554	$ 3,729,011
Accumulated amortization	(3,704,904)	(3,154,902)
Capitalized software, net	$ 500,650	$ 574,109